Income Taxes - Summary of Reconciliation of Statutory Tax Rate and Effective Income Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Statements [Line Items]
Statutory tax rate	30.90%	30.90%	30.90%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	0.30%	0.80%	0.60%
Tax-exempt income	(0.20%)	(0.40%)	(0.30%)
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	0.60%	1.10%	1.30%
Effects of investments accounted for using the equity method	(3.40%)	(5.40%)	(4.30%)
Deferred tax liabilities on undistributed earnings of associates and joint ventures	2.10%	3.10%	2.60%
Change in unrecognized deferred tax assets	0.40%	6.30%	3.70%
Tax credits	(2.10%)	(3.50%)	(2.70%)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	(2.00%)	(1.50%)	(3.10%)
Unrecognized tax benefits adjustments	0.00%	0.40%	(0.30%)
Other	0.60%	0.30%	(0.30%)
Average effective tax rate	27.20%	32.00%	28.00%